Property, equipment, intangible assets and leases - Summary of property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 204,032	R$ 142,464	R$ 99,127
Additions	135,444	145,164	72,499
Write-offs	(2,300)	(51,497)	(8,463)
Transfers	5	(6,142)	0
Foreign Exchange	110
Depreciation in the year	(23,107)	(25,957)	(20,699)
Ending balance	313,964	204,032	142,464
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	245,121	192,763
Ending balance	375,803	245,121	192,763
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(41,089)	(50,299)
Ending balance	(61,839)	(41,089)	(50,299)
Data processing system
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,882	34,447	28,771
Additions	37,469	15,457	15,039
Write-offs	(298)	(2,432)	(304)
Transfers	5	(2,411)	0
Foreign Exchange	31
Depreciation in the year	(13,096)	(11,179)	(9,059)
Ending balance	57,931	33,882	34,447
Data processing system | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,871	62,235
Ending balance	89,376	53,871	62,235
Data processing system | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,989)	(27,788)
Ending balance	(31,445)	(19,989)	(27,788)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,616	27,756	21,641
Additions	93	5,539	9,942
Write-offs	(728)	(6,191)	(2,047)
Transfers	(15)	516	2,409
Foreign Exchange	(245)
Depreciation in the year	(3,990)	(5,004)	(4,189)
Ending balance	18,221	22,616	27,756
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,592	38,086
Ending balance	31,813	32,592	38,086
Furniture and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,976)	(10,330)
Ending balance	(13,592)	(9,976)	(10,330)
Security systems
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,003	1,544	2,553
Additions	229	1,239	664
Write-offs	(170)	(535)	0
Transfers	15	(820)	0
Foreign Exchange	327
Depreciation in the year	(60)	(425)	(1,673)
Ending balance	690	1,003	1,544
Security systems | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,158	7,716
Ending balance	1,584	2,158	7,716
Security systems | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,155)	(6,172)
Ending balance	(894)	(1,155)	(6,172)
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,921	78,717	46,162
Additions	4	2,650	22,315
Write-offs	(375)	(41,376)	(6,112)
Transfers	0	14,279	22,130
Foreign Exchange	(3)
Depreciation in the year	(5,353)	(9,349)	(5,778)
Ending balance	39,200	44,921	78,717
Facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,890	84,726
Ending balance	54,535	54,890	84,726
Facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,969)	(6,009)
Ending balance	(15,335)	(9,969)	(6,009)
Fixed assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101,610	0	0
Additions	63,250	120,279	24,539
Write-offs	(729)	(963)	0
Transfers	0	(17,706)	(24,539)
Foreign Exchange	0
Depreciation in the year	(35)	0	0
Ending balance	164,096	101,610	0
Fixed assets in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101,610	0
Ending balance	164,096	101,610	0
Fixed assets in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Additions	34,399	0	0
Write-offs	0	0	0
Transfers	0	0	0
Foreign Exchange	0
Depreciation in the year	(573)	0	0
Ending balance	33,826	0	0
Vehicle | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	34,399	0	0
Vehicle | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	R$ (573)	R$ 0	R$ 0